Fair value measurements - Fair value on a non recurring basis - Significant observable inputs (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Interest rate swaps - asset position	$ 91	$ 0
Interest Rate Swaps
Derivative [Line Items]
Interest rate swaps - asset position	$ 91	$ 0